Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Share and Weighted Average Shares
The computation of net loss per share and weighted average shares of the Company's Common Stock outstanding during the periods presented is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands, except for share and per share amounts)	2024	2023	2024	2023
Basic net loss per share:
Net loss	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Income allocated to participating securities	—	—	—	—
Net loss attributable to common stockholders - Basic	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Diluted net loss per share:
Net loss attributable to common stockholders - Basic	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Net loss income attributable to common stockholders - Diluted	$(54,210)	$(353,889)	$(147,067)	$(485,521)
Shares used in computation:
Weighted average common shares outstanding	15,121,994	9,931,555	15,102,741	7,296,349
Weighted-average effect of dilutive securities:			—	—
Assumed exercise of stock options	—	—	—	—
Assumed exercise of warrants	—	—	—	—
Assumed conversion of convertible preferred stock	—	—	—	—
Diluted weighted-average common shares outstanding	15,121,994	9,931,555	15,102,741	7,296,349
Earnings (loss) per share attributable to common stockholders:
Basic	$(3.58)	$(35.63)	$(9.74)	$(66.54)
Diluted	$(3.58)	$(35.63)	$(9.74)	$(66.54)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share	The Company excluded the following securities, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated as including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
(Amounts in thousands)	2024	2023
Convertible preferred stock (2)	—	—
Pre-Closing Bridge Notes (2)	—	—
RSUs and Options to purchase common stock (1)	1,156	968
Warrants to purchase convertible preferred stock (1)	—	—
Public Warrants (1)	122	—
Private Warrants (1)	75	—
Sponsor locked-up shares (1)	14	—
Total	1,367	968
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(1)Securities have an antidilutive effect under the treasury stock method.
(2)Securities have an antidilutive effect under the if-converted method.